Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2025
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Staff costs	6,755	5,643	4,448
Advertising campaigns	12,867	9,737	12,055
Selling expenses	1,836	1,908	2,883
Sales and advertising expense	21,458	17,288	19,386